Share Based Compensation - Schedule of Number, weighted Average Exercise Prices and Weighted-average Grant Date Fair Value of Share Options (Details)	6 Months Ended
	Jun. 30, 2020 USD ($) shares $ / shares	Jun. 30, 2019 USD ($) shares $ / shares
2014 Share Incentive Plan
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance | shares	13,897,304	56,736,209
Exercised | shares	(4,976,190)	(28,035,644)
Forfeited | shares	(46,982)	(242,949)
Number of options outstanding ending balance | shares	8,874,132	28,457,616
Number of options Vested and expected to vest | shares	8,864,335	28,058,643
Number of options exercisable | shares	8,792,494	24,568,124
Number of options non vested | shares	81,638	3,889,492
Weighted-average exercise price options outstanding beginning balance | $ / shares	$ 0.23	$ 0.19
Weighted-average grant date fair value options exercised | $ / shares	0.23	0.20
Weighted-average exercise price options forfeited | $ / shares	0.27	0.25
Weighted-average exercise price options outstanding ending balance | $ / shares	$ 0.23	$ 0.20
Weighted-average exercise price options Vested and expected to vest	$ 0.23	$ 0.20
Weighted-average exercise price options exercisable | $ / shares	$ 0.23	$ 0.19
Weighted-average exercise price options non vested	$ 0.00	$ 0.25
Weighted-average grant date fair value options outstanding beginning balance	1.92	1.94
Weighted-average grant date fair value options exercised	1.91	1.93
Weighted-average grant date fair value options forfeited	1.91	192
Weighted-average grant date fair value options outstanding ending balance	1.92	1.95
Weighted-average grant date fair value options vested and expected to vest	1.92	1.95
Weighted-average grant date fair value options exercisable	1.92	1.95
Weighted-average grant date fair value options non vested	$ 2.09	$ 1.92
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance | shares	26,640,508	36,086,303
Granted | shares	4,333,800	1,993,780
Exercised | shares	(2,997,582)	(4,891,152)
Forfeited | shares	(164,352)	(102,265)
Number of options outstanding ending balance | shares	27,812,374	33,086,666
Number of options Vested and expected to vest | shares	26,580,133	30,566,163
Number of options exercisable | shares	7,965,034	7,881,636
Number of options non vested | shares	19,847,340	25,205,030
Weighted-average exercise price options outstanding beginning balance | $ / shares	$ 3.43	$ 2.75
Weighted-average exercise price options granted | $ / shares	6.20	7.05
Weighted-average grant date fair value options exercised | $ / shares	1.75	1.81
Weighted-average exercise price options forfeited | $ / shares	5.91	0.27
Weighted-average exercise price options outstanding ending balance | $ / shares	$ 4.02	$ 3.15
Weighted-average exercise price options Vested and expected to vest	$ 3.96	$ 3.11
Weighted-average exercise price options exercisable | $ / shares	$ 2.53	$ 1.69
Weighted-average exercise price options non vested	$ 4.62	$ 3.61
Weighted-average grant date fair value options outstanding beginning balance	2.39	2.24
Weighted-average grant date fair value options granted	5.33	3.00
Weighted-average grant date fair value options exercised	2.26	1.99
Weighted-average grant date fair value options forfeited	3.32	3.11
Weighted-average grant date fair value options outstanding ending balance	2.44	2.32
Weighted-average grant date fair value options vested and expected to vest	2.44	2.31
Weighted-average grant date fair value options exercisable	1.94	1.85
Weighted-average grant date fair value options non vested	$ 2.64	$ 2.46